Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net profit	€ 8,269		€ 6,621	€ 6,073
Items that will not be reclassified to profit or loss, net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	36		166	78
Remeasurement of defined benefit pension plans	(473)		1,734	215
Items that may be reclassified subsequently to profit or loss, net of tax:
Gains/(losses) on cash flow hedges	(91)		279	60
Currency retranslation gains/(losses)	614	[1]	1,177	(2,590)
Total comprehensive income	8,355		9,977	3,836
Attributable to:
Non-controlling interests	507		749	286
Shareholders’ equity	€ 7,848		€ 9,228	€ 3,550

[1]	Includes a hyperinflation adjustment of €514 million in relation to Argentina and Turkey.